Financial instruments - Analysis of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 1,153.5	£ 1,310.3	£ 1,158.7
Cash and short-term deposits	2,391.4	2,436.9
Bank overdrafts, bonds and bank loans	(624.1)	(1,002.5)
Bonds and bank loans	(6,250.4)	(5,564.9)
Trade and other receivables: amounts falling due within one year	8,328.4	8,468.8
Trade and other receivables: amounts falling due after more than one year	61.7	89.9
Trade and other payables: amounts falling due within one year	(9,970.5)	(10,398.9)
Trade and other payables: amounts falling due after more than one year	(8.5)	(8.4)
Derivative assets	3.1	23.0
Derivative liabilities	(6.8)	(5.9)
Payments due to vendors (earnout agreements) (note 19)	(630.7)	(976.5)	£ (581.3)
Liabilities in respect of put options	(258.1)	(297.0)
Financial instruments	(5,811.0)	(5,925.2)
Derivatives in designated hedge relationships [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2.1	20.0
Derivative liabilities	(3.3)	(3.0)
Financial instruments	(1.2)	17.0
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1.0	3.0
Derivative liabilities	(3.5)	(2.9)
Payments due to vendors (earnout agreements) (note 19)	(630.7)	(976.5)
Liabilities in respect of put options	(258.1)	(297.0)
Financial instruments	(891.3)	(1,273.4)
Loans & receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and short-term deposits	2,391.4	2,436.9
Trade and other receivables: amounts falling due within one year	8,328.4	8,468.8
Trade and other receivables: amounts falling due after more than one year	61.7	89.9
Financial instruments	10,781.5	10,995.6
Available for sale [member]
Disclosure of detailed information about financial instruments [line items]
Other investments	1,153.5	1,310.3
Financial instruments	1,153.5	1,310.3
Amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts, bonds and bank loans	(624.1)	(1,002.5)
Bonds and bank loans	(6,250.4)	(5,564.9)
Trade and other payables: amounts falling due within one year	(9,970.5)	(10,398.9)
Trade and other payables: amounts falling due after more than one year	(8.5)	(8.4)
Financial instruments	£ (16,853.5)	£ (16,974.7)